Note 4 - Acquisition of Prosperity Systems, Inc.: Business Acquisition, Pro Forma Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 82,234	$ 14,417		$ 21,195	$ 16,578
Total operating expenses	1,802,210	41,054		47,837	490,363
Loss from operations	(1,719,976)	(26,637)		(26,642)	(473,785)
Other income (expense) - net	(1,912,926)				(6,283)
Net loss	$ (3,632,902)	$ (26,637)	$ (26,642)	$ (26,642)	$ (480,068)
Net loss per common share- basic and diluted	$ (0.02)	$ (0.00)		$ (0.00)	$ (0.01)
Pro Forma
Revenues	$ 82,234	$ 97,141		$ 133,962	$ 101,104
Total operating expenses	1,802,210	130,473		192,257	1,150,133
Loss from operations	(1,719,976)	(33,332)		(58,295)	(1,049,029)
Other income (expense) - net	(32,408)		$ (30,686)	(10,511)
Net loss	$ (1,752,384)	$ (33,332)		$ (88,981)	$ (1,059,540)
Net loss per common share- basic and diluted	$ (0.01)	$ (0.00)		$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding, Basic and Diluted	227,708,384	214,416,250		214,438,168	112,221,455